Fees and Expenses - ERShares Private-Public Crossover ETF	Mar. 09, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Effective March 9, 2026, the Fees and Expenses table on page 1 of the Prospectus is hereby revised and restated in its entirety as follows:
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total Annual Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of this Prospectus, which does not include “Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES
Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment) (1)
Management Fee (2)	0.75%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(3)	1.06%
Total Annual Fund Operating Expenses(4)	1.81%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	The management fee is structured as a “unified fee,” out of which Capital Impact Advisors, LLC, the Fund’s advisor (the “Advisor”) pays all of the ordinary operating expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
(3)	The amount shown reflects non-recurring transaction fees previously borne by the Fund in connection with its investment in certain Acquired Funds. These fees were incurred at the time of acquisition and do not represent ongoing or recurring expenses associated with those existing investments. The Fund does not expect to incur additional transaction fees with respect to those previously acquired investments. To the extent the Fund acquires interests in additional Acquired Funds in the future, transaction-related costs may be incurred at that time; such costs may differ from those reflected herein.
(4)	The “Total Annual Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of this Prospectus, which does not include “Acquired Fund Fees and Expenses.”